Fair Value Measurements	12 Months Ended
Dec. 31, 2025
PVH Associates Investment Plan [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

4.  Fair Value Measurements

The Financial Accounting Standards Board defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. The guidance establishes a three level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of the hierarchy are defined as follows:

Level 1 – Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Plan has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1, including quoted prices for identical assets or liabilities in inactive markets, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability, and inputs derived principally from or corroborated by observable market data.

Level 3 – Unobservable inputs reflecting the Plan’s own assumptions about the inputs that market participants would use in pricing the asset or liability based on the best information available.

If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. There were no transfers between levels in the years ended December 31, 2025 or 2024.

The following tables set forth the financial assets of the Plan by level within the fair value hierarchy, as of December 31, 2025 and 2024:

		Fair Value Measurements at
		December 31, 2025
Asset Category	Total	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

PVH Corp. common stock(1)	$12,690,235	$12,690,235	$-	$-
Mutual funds(2)	224,381,602	224,381,602	-	-
Common collective trust funds(3)	607,397,276	-	607,397,276	-
Total investments in the fair value hierarchy	844,469,113	$237,071,837	$607,397,276	$-
Galliard stable value fund at NAV(4)	25,459,026
Total investments at fair value	$869,928,139

		Fair Value Measurements at December 31, 2024
Asset Category	Total	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

PVH Corp. common stock(1)	$24,583,477	$24,583,477	$-	$-
Mutual funds(2)	201,684,382	201,684,382	-	-
Common collective trust funds(3)	566,532,493	-	566,532,493	-
Total investments in the fair value hierarchy	792,800,352	$226,267,859	$566,532,493	$-
Galliard stable value fund at NAV(4)	26,616,123
Total investments at fair value	$819,416,475

(1)	Valued at the closing price of PVH Corp. common stock as determined by the closing price in the active market in which the securities are traded.

(2)	Valued at the net asset value (“NAV”) of the fund(s), as determined by the closing price in the active market in which the individual fund is traded.
(3)	Valued at the NAV of the fund as determined and published daily by the fund family. Funds are redeemable on a daily basis at the NAV without restriction.

(4)	Valued at the NAV of units of the Galliard Stable Return Fund E (“Fund E”), a collective trust fund which invests all of its assets in Galliard Stable Return Fund Core. Galliard Stable Return Fund Core invests in fully benefits-responsive investment contracts. The net asset value of Fund E is used as a practical expedient to estimate its fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily unless payments are being delayed to all fund unit holders. If the Plan initiates a full redemption of the collective trust fund, the issuer reserves the right to require 12 months’ notification in order to ensure that securities’ liquidations will be carried out in an orderly business manner.